EMPLOYEE BENEFIT PLAN (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
Employee benefits expensed	$ 10,769	¥ 75,310	$ 9,060	¥ 66,130